Accumulated Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Shareholders' Equity and Accumulated Comprehensive Loss [Abstract]
ACCUMULATED COMPREHENSIVE LOSS

12. ACCUMULATED COMPREHENSIVE LOSS

The components of comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 are presented below:

	Year ended December 31, 201	Year ended December 31, 2010	Year ended December 31, 2009
	(Dollars in thousands)
Net income	$1,096	$52,667	$89,093
Change in unrealized gain (loss) on fair value of derivative instruments, net of tax benefit	(3,495)	(12,498)	39,749

Total comprehensive income (loss)	$(2,399)	$40,169	$128,842

As of December 31, 2011, 2010 and 2009, the accumulated other comprehensive loss, net of tax benefits, totaled $70.2 million, $66.7 million and $54.2 million, respectively.